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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 8, 2012 TO THE CURRENT PROSPECTUS FOR

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INCENTIVE LIFE(R) '02
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This Supplement modifies certain information in the above-referenced prospectus, supplements to prospectus and statement of additional information (together the "Prospectus") offered by AXA Equitable Life Insurance Company ("AXA Equitable"). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. This Supplement incorporates the Prospectus by reference. Unless otherwise indicated, all other information included in your Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in your Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

PORTFOLIOS OF THE TRUSTS

The purpose of this Supplement is to correctly identify the available share class applicable to certain Portfolios.

Please note that the following Portfolios of the AXA Premier VIP Trust are Class A shares:

..   AXA AGGRESSIVE ALLOCATION
..   AXA CONSERVATIVE ALLOCATION
..   AXA CONSERVATIVE-PLUS ALLOCATION
..   AXA MODERATE ALLOCATION
..   AXA MODERATE-PLUS ALLOCATION
..   MULTIMANAGER AGGRESSIVE EQUITY
..   MULTIMANAGER CORE BOND
..   MULTIMANAGER INTERNATIONAL EQUITY
..   MULTIMANAGER LARGE CAP CORE EQUITY
..   MULTIMANAGER LARGE CAP VALUE
..   MULTIMANAGER MID CAP GROWTH
..   MULTIMANAGER MID CAP VALUE
..   MULTIMANAGER MULTI-SECTOR BOND
..   MULTIMANAGER SMALL CAP VALUE
..   MULTIMANAGER TECHNOLOGY

Also, please note that the following Portfolio of the AXA Premier VIP Trust is a Class B share:

..   MULTIMANAGER SMALL CAP GROWTH



   Copyright 2012 AXA Equitable Life Insurance Company. All rights reserved. Incentive Life(R) is a registered service mark of AXA Equitable Life Insurance
                                   Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234

                   EVM-06 (8/12)                                  150017 (8/12)
                   IF (SAR)                                             #383742